UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INTERMEDIATE-TERM U.S.

GOVERNMENT FUND

FORM N-Q

SEPTEMBER 30, 2008

LEGG MASON PARTNERS INTERMEDIATE-TERM U.S. GOVERNMENT FUND

Schedule of Investments (unaudited)	September 30, 2008

FACE AMOUNT	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 89.5%
FHLMC - 17.0%
	Federal Home Loan Mortgage Corp. (FHLMC) (h):
$413	11.750% due 7/1/15	$440
23,402	8.000% due 7/1/20	25,125
1,063,122	9.500% due 1/1/21	1,177,369
371,237	5.679% due 7/1/32 (a)	374,142
1,748,953	5.000% due 8/1/33	1,709,395
448,312	5.855% due 1/1/37 (a)	457,567
	Gold:
221,335	6.000% due 7/1/10-7/1/29	225,915
24,338	7.000% due 5/1/11-8/1/11	25,448
7,716	8.000% due 12/1/19	8,230
3,183,905	5.500% due 11/1/35-1/1/38	3,170,324
200,000	5.000% due 10/14/38 (b)	194,844

	TOTAL FHLMC	7,368,799

FNMA - 69.7%
	Federal National Mortgage Association (FNMA) (h):
439,754	7.000% due 5/1/11-1/1/25	450,487
17,360	12.500% due 9/20/15-1/1/16	19,936
30,690	12.000% due 1/1/16	34,771
434,760	8.500% due 8/1/19-10/1/30	475,599
634	11.500% due 9/1/19	713
7,792	10.500% due 8/1/20	9,164
10,900,000	5.000% due 10/20/23-10/14/38 (b)	10,640,826
8,270,000	5.500% due 10/20/23-10/14/38 (b)	8,290,535
800,000	6.000% due 10/20/23 (b)	814,875
2,599,900	6.000% due 2/1/29-7/1/37	2,640,392
13,518	7.500% due 9/1/30	14,607
2,341,578	5.000% due 6/1/35-3/1/38	2,283,930
2,748,966	5.500% due 2/1/36-11/1/36	2,744,281
659,058	6.335% due 7/1/37 (a)	661,922
524,309	5.740% due 8/1/37 (a)	525,195
478,593	6.500% due 11/1/37	491,338

	TOTAL FNMA	30,098,571

GNMA - 2.8%
	Government National Mortgage Association (GNMA):
204,790	8.500% due 6/15/25	226,749
671,501	6.000% due 4/15/37-11/15/37	682,051
300,000	6.000% due 10/22/38 (b)	304,282

	TOTAL GNMA	1,213,082

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $38,704,707)	38,680,452

ASSET-BACKED SECURITIES - 10.1%
FINANCIALS - 10.1%
Credit Card - 2.3%
1,000,000	Capital One Multi-Asset Execution Trust, 2.578% due 1/17/12 (a)	996,673

Home Equity - 6.7%
348,382	ACE Securities Corp., 3.337% due 2/25/31 (a)	289,411
125,755	Bravo Mortgage Asset Trust, 3.337% due 7/25/36 (a)(c)(d)	121,983
	Countrywide Home Equity Loan Trust:
377,450	2.778% due 2/15/34 (a)	275,668
424,826	2.748% due 5/15/34 (a)(c)	148,689
463,358	2.628% due 7/15/36 (a)	276,271

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM U.S. GOVERNMENT FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

FACE AMOUNT	SECURITY	VALUE
Home Equity - 6.7% (continued)
$447,485	3.038% due 8/15/37 (a)	$268,491
831,648	GMAC Mortgage Corp. Loan Trust, 3.417% due 11/25/36 (a)	342,397
183,195	GSAMP Trust, 3.297% due 5/25/36 (a)	80,513
456,497	Indymac Seconds Asset Backed Trust, 3.337% due 6/25/36 (a)	128,630
447,746	Lehman XS Trust, 3.277% due 8/25/46 (a)	367,944
	SACO I Trust:
419,041	3.337% due 6/25/36 (a)	92,243
458,985	3.337% due 7/25/36 (a)	88,448
514,567	Structured Asset Securities Corp., 3.317% due 2/25/36 (a)(c)	70,987
479,545	Truman Capital Mortgage Loan Trust, 3.467% due 3/25/36 (a)(c)(d)	323,693

	Total Home Equity	2,875,368

Student Loan - 1.1%
80,000	Nelnet Student Loan Trust, 4.280% due 4/25/24 (a)	74,072
398,718	SLM Student Loan Trust, 2.790% due 7/25/17 (a)	397,241

	Total Student Loan	471,313

	TOTAL ASSET-BACKED SECURITIES (Cost - $7,452,351)	4,343,354

COLLATERALIZED MORTGAGE OBLIGATIONS - 25.0%
501,290	American Home Mortgage Assets, 3.397% due 10/25/46 (a)	306,463
60,000	Banc of America Commercial Mortgage Inc., 5.838% due 6/10/49 (a)	51,143
281,285	Bear Stearns ARM Trust, 5.436% due 2/25/36 (a)	229,412
571,431	Bear Stearns Structured Products Inc., 3.807% due 9/27/37 (a)(c)(d)	570,036
	Countrywide Alternative Loan Trust:
227,521	3.467% due 6/25/35 (a)	144,417
1,239,125	3.388% due 7/20/46 (a)	751,239
692,033	3.397% due 9/25/46 (a)	372,244
310,000	CS First Boston Mortgage Securities Corp., 5.100% due 8/15/38 (a)	280,855
	Federal Home Loan Mortgage Corp. (FHLMC) (h):
121,832	4.500% due 4/15/32 (h)	104,851
1,389,775	PAC IO, 5.000% due 5/15/23 (e)(h)	210,107
493,791	Federal National Mortgage Association (FNMA), Whole Loan, 5.762% due 6/25/33 (a)(h)	488,660
70,000	GE Capital Commercial Mortgage Corp., 5.543% due 12/10/49	59,289
481,848	Greenpoint Mortgage Funding Trust, 3.307% due 9/25/46 (a)	388,854
	Harborview Mortgage Loan Trust:
636,865	3.240% due 11/19/36 (a)	382,874
567,758	3.230% due 9/19/46 (a)	345,226
457,333	IMPAC Secured Assets Corp., 3.527% due 3/25/36 (a)	338,284
1,090,000	JPMorgan Commercial Mortgage Securities Corp., 5.429% due 12/12/43	949,325
140,000	LB-UBS Commercial Mortgage Trust, 5.661% due 3/15/39 (a)	126,448
495,912	Luminent Mortgage Trust, 3.397% due 5/25/46 (a)	307,413
	MASTR ARM Trust:
35,109	6.487% due 12/25/34 (a)	31,777
509,871	3.407% due 5/25/47 (a)	311,117
230,000	Merrill Lynch Mortgage Trust, 5.841% due 5/12/39 (a)	208,060
	Morgan Stanley Mortgage Loan Trust:
275,851	3.357% due 3/25/36 (a)	86,381
256,226	3.277% due 6/25/36 (a)	225,906
526,661	Novastar Mortgage-Backed Notes, 3.397% due 9/25/46 (a)	318,188
142,941	Opteum Mortgage Acceptance Corp., 3.297% due 4/25/36 (a)	137,125
169,167	Provident Funding Mortgage Loan Trust, 5.737% due 5/25/35 (a)	159,163
615,798	Structured Asset Mortgage Investments Inc., 3.387% due 7/25/46 (a)	373,885
	Thornburg Mortgage Securities Trust:
199,857	6.213% due 9/25/37 (a)	167,976
206,967	6.217% due 9/25/37 (a)	177,325

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM U.S. GOVERNMENT FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

FACE AMOUNT	SECURITY	VALUE
$618,734	3.312% due 5/25/46 (a)	$592,305
675,500	3.317% due 6/25/46 (a)	668,903
	Washington Mutual Inc.:
385,421	3.477% due 12/25/45 (a)	249,192
168,542	3.497% due 12/25/45 (a)	118,492
388,872	Washington Mutual Pass-Through Certificates, 3.487% due 11/25/45 (a)	246,947
347,744	Zuni Mortgage Loan Trust, 3.337% due 8/25/36 (a)	335,275

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $14,323,958)	10,815,157

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 11.5%
U.S. Government Agencies - 11.4%
2,900,000	Federal Home Loan Mortgage Corp. (FHLMC), Notes, 2.963% due 10/19/09 (a)(h)	2,896,984
2,000,000	Federal National Mortgage Association (FNMA), Notes, 6.162% due 2/17/09 (a)(h)	2,002,500

	Total U.S. Government Agencies	4,899,484

U.S. Government Obligations - 0.1%
60,000	U.S. Treasury Notes, 4.000% due 8/15/18	60,872

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $4,960,672)	4,960,356

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.5%
	U.S. Treasury Bonds, Inflation Indexed:
99,725	2.000% due 1/15/26	91,085
577,992	2.375% due 1/15/27	559,162

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $669,550)	650,247

SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
7,075	Federal Home Loan Mortgage Corp. (FHLMC), 8.375% (a)(h)*	11,532
4,525	Federal National Mortgage Association (FNMA), 8.250% (h)*	9,865

	TOTAL PREFERRED STOCKS (Cost - $290,000)	21,397

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $66,401,238)	59,470,963

FACE AMOUNT
SHORT-TERM INVESTMENTS - 8.5%
U.S. Government Agencies - 7.3%
	Federal Home Loan Bank (FHLB), Discount Notes:
$1,100,000	2.123% due 10/24/08 (f)	1,098,524
2,000,000	2.512% due 10/28/08 (f)	1,996,265
71,000	Federal National Mortgage Association (FNMA), Discount Notes, 1.691% - 2.666% due 12/15/08 (f)(g)(h)	70,634

	Total U.S. Government Agencies (Cost - $3,165,459)	3,165,423

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM U.S. GOVERNMENT FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

FACE AMOUNT	SECURITY	VALUE
Repurchase Agreement - 1.2%
$511,000	Morgan Stanley tri-party repurchase agreement dated 9/30/08, 1.250% due 10/1/08; Proceeds at maturity - $511,018; (Fully collateralized by U.S. government agency obligation, 5.500% due 3/15/11; Market value - $525,834) (Cost - $511,000)	$511,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,676,459)	3,676,423

	TOTAL INVESTMENTS - 146.2% (Cost - $70,077,697#)	63,147,386
	Liabilities in Excess of Other Assets - (46.2)%	(19,945,699)

	TOTAL NET ASSETS - 100.0%	$43,201,687

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.

(b)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

(e)	Illiquid security.

(f)	Rate shown represents yield-to-maturity.

(g)	All or a portion of this security is held at the broker as a collateral for open futures contracts.

(h)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage

GMAC	— General Motors Acceptance Corp.

GSAMP	— Goldman Sachs Alternative Mortgage Products

IO	— Interest Only

MASTR	— Mortgage Asset Securitization Transactions Inc.

PAC	— Planned Amortization Class

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Intermediate-Term U.S. Government Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(e) Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the

Notes to Schedule of Investments (unaudited) (continued)

initial sale and by the lower repurchase price at the specified future date. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Fund executes its mortgage dollar rolls entirely in the TBA market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Credit and Market Risk. Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these Securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$63,147,386	$21,397	$62,680,313	$445,676
Other Financial Instruments*	37,969	37,969	—	—

Total	$63,185,355	$59,366	$62,680,313	$445,676

*	Other financial instruments may include written options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2007
Accrued Premiums/Discounts
Realized Gain (Loss)
Change in unrealized appreciation (depreciation)	$394
Net purchases (sales)	(19,833)
Transfers in and/or out of Level 3	465,115

Balance as of September 30, 2008	$445,676

3. Investments

At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$164,017
Gross unrealized depreciation	(7,094,328)

Net unrealized depreciation	$(6,930,311)

At September 30, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 2-Year Notes	17	12/08	$3,608,913	$3,628,437	$19,524
U.S. Treasury 5-Year Notes	24	12/08	2,682,901	2,693,625	10,724

					30,248

Contracts to Sell:
U.S. Treasury 10-Year Notes	8	12/08	$925,460	$917,000	$8,460
U.S. Treasury Bonds	15	12/08	1,756,839	1,757,578	(739)

					7,721

Net Unrealized Gain on Open Futures Contracts					$37,969

At September 30, 2008, the Fund held TBA securities with a total cost of $20,301,268.

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 24, 2008

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	November 24, 2008